Restructuring Costs (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Summary of Restructuring Costs Liability
The following table summarizes the activity related to the restructuring costs liability account for the years ended December 31, 2021 and 2020 (in thousands):

	For the Years Ended December 31,
	2021	2020

Balance at January 1	$635	$1,047
Cash payments	(293)	(412)

Balance at December 31	$342	$635